FINANCIAL INSTRUMENTS & RISK - Exposure of Financial Assets and Liabilities to Currency Risk (Details) - Currency risk - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Euro
Related party long-term payables
Net statement of financial position exposure	SFr 1,574.2	SFr 1,606.4
US Dollar
Related party long-term payables
Net statement of financial position exposure	2,946.6	3,192.3
Other
Related party long-term payables
Net statement of financial position exposure	4.2	2.6
Trade receivables | Euro
Related party long-term payables
Net statement of financial position exposure	4.0	8.6
Trade receivables | US Dollar
Related party long-term payables
Net statement of financial position exposure	1.1	1.8
Trade receivables | Other
Related party long-term payables
Net statement of financial position exposure	8.2	7.5
Trade payables | Euro
Related party long-term payables
Net statement of financial position exposure	19.7	21.5
Trade payables | US Dollar
Related party long-term payables
Net statement of financial position exposure	7.8	19.2
Trade payables | Other
Related party long-term payables
Net statement of financial position exposure	12.1	10.3
Sunrise Holding Bank facilities | Euro
Related party long-term payables
Net statement of financial position exposure	0.0	653.5
Sunrise Holding Bank facilities | US Dollar
Related party long-term payables
Net statement of financial position exposure	1,540.5	1,577.8
Sunrise Holding Bank facilities | Other
Related party long-term payables
Net statement of financial position exposure	0.0	0.0
Sunrise holding SPE notes | Euro
Related party long-term payables
Net statement of financial position exposure	1,165.8	351.3
Sunrise holding SPE notes | US Dollar
Related party long-term payables
Net statement of financial position exposure	975.5	1,115.9
Sunrise holding SPE notes | Other
Related party long-term payables
Net statement of financial position exposure	0.0	0.0
Sunrise holding senior notes | Euro
Related party long-term payables
Net statement of financial position exposure	267.8	269.9
Sunrise holding senior notes | US Dollar
Related party long-term payables
Net statement of financial position exposure	0.0	358.1
Sunrise holding senior notes | Other
Related party long-term payables
Net statement of financial position exposure	0.0	0.0
Cross currency swaps | Euro
Related party long-term payables
Net statement of financial position exposure	117.4	232.5
Cross currency swaps | US Dollar
Related party long-term payables
Net statement of financial position exposure	382.4	30.5
Cross currency swaps | Other
Related party long-term payables
Net statement of financial position exposure	0.0	0.0
FX Forwards | Euro
Related party long-term payables
Net statement of financial position exposure	(0.1)	0.3
FX Forwards | US Dollar
Related party long-term payables
Net statement of financial position exposure	0.1	(0.9)
FX Forwards | Other
Related party long-term payables
Net statement of financial position exposure	0.3	(0.2)
Interest Rate Options | Euro
Related party long-term payables
Net statement of financial position exposure	0.0	0.0
Interest Rate Options | US Dollar
Related party long-term payables
Net statement of financial position exposure	0.0	0.0
Interest Rate Options | Other
Related party long-term payables
Net statement of financial position exposure	0.0	0.0
Interest Rate Swaps | Euro
Related party long-term payables
Net statement of financial position exposure	7.6	86.0
Interest Rate Swaps | US Dollar
Related party long-term payables
Net statement of financial position exposure	41.4	93.5
Interest Rate Swaps | Other
Related party long-term payables
Net statement of financial position exposure	SFr 0.0	SFr 0.0